Expense Example - AB EQUITY INCOME FUND INC	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 510
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,452
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266	[1]
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	1,730
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	855
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.